MINERAL PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MINERAL PROPERTY, PLANT AND EQUIPMENT [Text Block]
9.	MINERAL PROPERTIES, PLANT AND EQUIPMENT

(a) Mineral properties, plant and equipment comprise:

			Machinery &
			equipment and
	Mineral		assets under		Transport &
	properties	Plant	finance lease	Building	office equipment	Total
Cost
Balance at December 31, 2015	$429,629	$93,775	$60,257	$10,479	$8,525	$602,665
Additions	27,772	1,096	1,567	192	1,133	31,760
Disposals	-	-	(12)	-	(63)	(75)
Balance at December 31, 2016	457,401	94,871	61,812	10,671	9,595	634,350
Additions	28,682	3,177	5,386	1,191	2,038	40,474
Disposals	(233)	(27)	(4,354)	-	(1,100)	(5,714)
Balance at December 31, 2017	$485,850	$98,021	$62,844	$11,862	$10,533	$669,110
Accumulated amortization and impairment
Balance at December 31, 2015	$411,334	$83,877	$43,206	$8,949	$7,374	$554,740
Amortization	7,986	1,686	3,002	265	508	13,447
Disposals	-	-	(12)	-	(63)	(75)
Balance at December 31, 2016	419,320	85,563	46,196	9,214	7,819	568,112
Amortization	12,161	1,672	2,682	188	947	17,650
Disposals	-	(26)	(4,353)	-	(1,089)	(5,468)
Balance at December 31, 2017	$431,481	$87,209	$44,525	$9,402	$7,677	$580,294
Net book value
At December 31, 2016	$38,081	$9,308	$15,616	$1,457	$1,776	$66,238
At December 31, 2017	$54,369	$10,812	$18,319	$2,460	$2,856	$88,816

Included in Mineral properties is $11,334 in acquisition costs for exploration and evaluation properties (December 31, 2016 – 17,200).

As of December 31, 2017, the Company has $187 committed to capital equipment purchases.

(b) Guanaceví, Mexico

In June 2005, the Company acquired nine silver mining properties in the Guanaceví district, Durango, Mexico, from Industrias Peñoles S.A. de C.V. (“Peñoles”). Peñoles retained a 3% net proceeds royalty on future production after deduction of all shipping and smelting costs, including taxes and penalties, if any. In 2017, the Company expensed $1,022 in royalties on these properties (2016 - $1,191).

These properties and subsequently acquired property concessions acquired by the Company in the Guanaceví district are maintained with nominal property tax payments to the Mexican government.

(c) Bolañitos, Mexico

In 2007, the Company acquired the exploitation contracts and underlying assets to the Bolañitos silver-gold mines located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

These properties and subsequently acquired property concessions acquired by the Company in the Guanajuato district are maintained with nominal property tax payments to the Mexican government.

(d) El Cubo, Mexico

On July 13, 2012, the Company acquired the exploitation contracts and underlying assets relating to the El Cubo silver-gold mine located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

Under the terms of the acquired Las Torres lease, the Company was required to provide financial guarantees to the owner of the Las Torres Facility as security against any environmental damages. As at December 31, 2017, there was a $1,000 letter of credit provided by the Company as security to the owner of the Las Torres facility that expires on August 14, 2018 (Note 4).

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government.

(e) El Compas, Mexico

Acquisition of Oro Silver Resources Ltd

On May 27, 2016, the Company issued 2,147,239 common shares to Canarc, a related party company, and assumed Canarc’s obligation to pay an aggregate of 165 troy ounces of gold to Marlin Gold Mining Ltd to acquire a 100% interest in Canarc’s wholly owned subsidiary, Oro Silver Resources Ltd., which owns the El Compas project through its wholly owned Mexican subsidiary, Minera Oro Silver de Mexico SA de CV (“Minera Oro Silver”).

The 3,990 hectare El Compas project located in Zacatecas, Mexico consists of 28 concessions fully permitted for mining with 22 concessions subject to a 1.5% net smelter return royalty and six concessions subject to a 3.0% net smelter return royalty.

Minera Oro Silver also holds a five-year operating lease, renewable for an additional five years, on a 500 tonne per day ore processing plant located in Zacatecas, Mexico for a total annual lease cost of 1,632,000 Mexican Pesos (approximately $90), adjusted annually for inflation. At acquisition, the plant was not operational and required significant capital investment to restore to an operational state. During 2017, the Company commenced the refurbishment of the processing plant.

The acquisition is considered to be outside the scope of IFRS 3, Business Combinations, since the El Compas project does not meet the definition of a business, and as such, the transaction was accounted for as an asset acquisition. The purchase price is allocated to the underlying assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.

Oro Silver Resources Ltd purchase consideration:

Common shares issued (1)	$6,529
Assumed liability (2)	215
Acquisition costs	30
Total consideration	$6,774

(1) 2,147,239 common shares were issued with a fair value of $3.05 per share, with the fair value per share measured by the closing listed New York Stock Exchange prices of the Company’s common shares on the acquisition date. The related share issuance cost of $20 is recognized as a reduction of equity.

(2) 110 troy ounces of gold (or the US dollar equivalent) has been paid by the Company to Marlin Gold Mining Ltd. with an additional 55 troy ounces payable in October 2018. The fair value of the assumed liability was measured using the London PM fixed gold price on the acquisition date.

Fair value summary of assets acquired and liabilities assumed:

Assets:
Current assets	$64
Long term deposit	2
Equipment	16
Mineral properties	6,714
Total assets	$6,796

Liabilities:
Accounts payable and accrued liabilities	(22)
Total liabilities	(22)

Net identifiable assets acquired	$6,774

Acquisition of Veta Grande Properties

On April 24, 2017, the Company entered into a definitive agreement with Impact Silver Corp. (“Impact Silver”) to acquire a 100% interest in Impact Silver’s Veta Grande properties, located in the Zacatecas state, Mexico (“the agreement”). On June 5, 2017, Endeavour paid $500 in Endeavour common shares, being 154,321 common shares at $3.24 per share, representing the 10 -day volume weighted average closing price of Endeavour’s shares on the New York Stock Exchange (“NYSE”) prior to the date of the agreement.

Acquisition of Calicanto Properties

On July 21, 2016, the Company entered into a definitive agreement with Compania Minera Estrella de Plata SA de CV. (“Compania Minera Estrella”) to acquire a 100% interest, subject to a 3% NSR, in Compania Minera Estrella’s Calicanto properties, located in the Zacatecas state, Mexico. On February 1, 2017, Endeavour completed the purchase with a payment of $400.

(f) Terronera (formerly San Sebastian), Mexico

In February 2013, the Company acquired a 100% interest in the Terronera properties, located in Jalisco, Mexico by paying a total of $2,750. The Company is required to pay a 2% NSR royalty on any production from the Terronera properties.

These properties and subsequently acquired property concessions acquired by the Company in the Terronera district are maintained with nominal property tax payments to the Mexican government.

(g) Acquisition of Parral Properties

On September 13, 2016, the Company entered into a definitive agreement with Silver Standard Resources Inc. (“Silver Standard”) to acquire a 100% interest in Silver Standard’s Parral properties, located in the historic silver mining district of Hidalgo de Parral in southern Chihuahua state, Mexico (“the agreement”).

On October 31, 2016, Endeavour paid $5,300 in Endeavour common shares, being 1,198,083 common shares at $4.39 per share, representing the closing price of Endeavour’s shares on the New York Stock Exchange (“NYSE”) prior to the date of closing the acquisition.

In addition, the Company has committed to spend $2,000 on exploration on two of the properties (the San Patricio and La Palmilla properties) over the two-year period following the closing of the transaction. Upon completing this exploration expenditure, Endeavour will have one year to deliver a National Instrument 43 - 101 (“NI 43 - 101 ”) technical report, including a resource estimate, and issue an additional $200 in common shares to Silver Standard for each one million ounces of silver delineated in measured and indicated resources on the San Patricio and La Palmilla properties, based on the 10 -day average closing price of Endeavour’s common shares on the NYSE prior to the earlier of delivery of the NI 43 - 101 report and the third anniversary of the initial closing date under the Agreement. Silver Standard will also retain a 1% net smelter returns royalty on production from the San Patricio and La Palmilla properties.

(h) Guadalupe Y Calvo, Mexico

On July 13, 2012, the Company acquired the Guadalupe Y Calvo exploration project in Chihuahua, Mexico.

In August 2014, the Company acquired the La Bufa exploration property, which is adjacent to the Company’s Guadalupe y Calvo exploration property in Chihuahua, Mexico for total consideration of $417. The property is subject to a 2% net smelter return (“NSR”) royalty on mineral production.

These properties and subsequently acquired property concessions acquired by the Company in the district are maintained with nominal property tax payments to the Mexican government.

(i) Mineral property contingencies

The Company has also entered into other non-material option agreements on exploration properties in Mexico and Chile.

Management believes the Company has diligently investigated rights of ownership of all of the mineral properties to a level which is acceptable by prevailing industry standards with respect to the current stage of development of each property in which it has an interest and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.